ACCOUNTS PAYABLE	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

11. ACCOUNTS PAYABLE

The accounts payable as of June 30,2026 and December 31, 2025 consist of the following:

	June 30,	December 31,
	2026	2025
Accounts payable to suppliers	$862,603	866,929
Total of Accounts payable	$862,603	866,929